Financial risk management - Swaps (Details) - Interest rate swap $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2018 GBP (£) USD ($)	Dec. 31, 2019 GBP (£) USD ($)	Jun. 30, 2019 GBP (£) USD ($)
Financial risk management activities
Fair value of interest rate swaps, asset	£ 2,504,000
Fair value of interest rate swaps, liability		£ 2,317,000	£ 2,298,000
Long position
Financial risk management activities
Principal value of loan outstanding | $	150,000	150,000	150,000
Rate received	1 month $ LIBOR	1 month $ LIBOR	1 month $ LIBOR
Rate paid	2.032%	2.032%	2.032%